BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 2) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jan. 17, 2010	Jul. 01, 2012 Intangible Asset [Member]		Jan. 27, 2012 Intangible Asset [Member]	Jul. 01, 2012 Goodwill [Member]		Jan. 27, 2012 Goodwill [Member]	Jan. 17, 2010 Goodwill [Member]	Jul. 31, 2012 Noncontrolling Interest [Member]	Jul. 01, 2012 Noncontrolling Interest [Member]	Jan. 27, 2012 Noncontrolling Interest [Member]	Jul. 01, 2012 Net Assets [Member]	Jan. 27, 2012 Net Assets [Member]	Jan. 27, 2012 Developed Technology [Member]	Jan. 27, 2012 Backlog [Member]	Jan. 27, 2012 Deferred Tax Liability [Member]	Jan. 27, 2012 Ocs Liability [Member]	Jan. 27, 2012 Customer Relationship [Member]	Jan. 17, 2010 Customer Relationship [Member]
Total assets acquired	$ 9,021	$ 13,684	$ 3,873	[1]	$ 88,229	$ 5,809	[1]	$ 51,614	$ 4,831	$ (1,974)	$ (1,880)	$ (81,605)	$ 1,219	$ 112,536	$ 2,926	$ 2,828	$ (1,974)	$ (3,740)	$ 5,644	$ 4,873

[1]	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.